Financial instruments and risk management - Contractual cash flows (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure about contractual cash flows [line items]
Borrowings	£ (14,727)	£ (16,785)
Interest on borrowings	(122)	(148)
Lease capital repayments	(363)	(470)
Lease future interest payments	0	0
Trade and other financial liabilities	(4,125)	(3,006)
Non-derivative financial liabilities	(19,337)	(20,409)
Other derivative instruments (net)	0	0
Derivative instruments	312	610
Within one year
Disclosure about contractual cash flows [line items]
Borrowings	(1,862)	(1,995)
Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,623)	(3,013)
Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,788)	(3,134)
After five years
Disclosure about contractual cash flows [line items]
Borrowings	(7,454)	(8,643)
Cross currency swaps (gross)
Disclosure about contractual cash flows [line items]
Receivable	0	0
Payable	0	0
Undiscounted amount
Disclosure about contractual cash flows [line items]
Borrowings	(14,735)	(16,669)
Interest on borrowings	(2,784)	(3,417)
Lease capital repayments	(363)	(470)
Lease future interest payments	(54)	(62)
Trade and other financial liabilities	(4,170)	(3,043)
Non-derivative financial liabilities	(22,106)	(23,661)
Other derivative instruments (net)	174	174
Derivative instruments	490	801
Undiscounted amount | Within one year
Disclosure about contractual cash flows [line items]
Borrowings	(1,859)	(1,994)
Interest on borrowings	(390)	(466)
Lease capital repayments	(82)	(106)
Lease future interest payments	(9)	(9)
Trade and other financial liabilities	(3,800)	(2,833)
Non-derivative financial liabilities	(6,140)	(5,408)
Other derivative instruments (net)	143	21
Derivative instruments	159	45
Undiscounted amount | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,590)	(2,980)
Interest on borrowings	(552)	(669)
Lease capital repayments	(92)	(135)
Lease future interest payments	(12)	(13)
Trade and other financial liabilities	(71)	(127)
Non-derivative financial liabilities	(3,317)	(3,924)
Other derivative instruments (net)	54	89
Derivative instruments	23	167
Undiscounted amount | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,788)	(3,080)
Interest on borrowings	(467)	(541)
Lease capital repayments	(45)	(71)
Lease future interest payments	(8)	(9)
Trade and other financial liabilities	(108)	(48)
Non-derivative financial liabilities	(3,416)	(3,749)
Other derivative instruments (net)	0	45
Derivative instruments	23	78
Undiscounted amount | After five years
Disclosure about contractual cash flows [line items]
Borrowings	(7,498)	(8,615)
Interest on borrowings	(1,375)	(1,741)
Lease capital repayments	(144)	(158)
Lease future interest payments	(25)	(31)
Trade and other financial liabilities	(191)	(35)
Non-derivative financial liabilities	(9,233)	(10,580)
Other derivative instruments (net)	(23)	19
Derivative instruments	285	511
Undiscounted amount | Cross currency swaps (gross)
Disclosure about contractual cash flows [line items]
Receivable	2,210	2,562
Payable	(1,894)	(1,935)
Undiscounted amount | Cross currency swaps (gross) | Within one year
Disclosure about contractual cash flows [line items]
Receivable	57	65
Payable	(41)	(41)
Undiscounted amount | Cross currency swaps (gross) | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Receivable	780	902
Payable	(811)	(824)
Undiscounted amount | Cross currency swaps (gross) | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Receivable	79	89
Payable	(56)	(56)
Undiscounted amount | Cross currency swaps (gross) | After five years
Disclosure about contractual cash flows [line items]
Receivable	1,294	1,506
Payable	£ (986)	£ (1,014)